Schedule of Lease Valuation Adjustments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fresh-Start Adjustment [Line Items]
Net deferred asset	$ 881	$ 1,133
Revaluation of Assets
Fresh-Start Adjustment [Line Items]
Less: amortization	(12)	(14)
Net deferred asset	82	94	108
Revaluation of Liabilities
Fresh-Start Adjustment [Line Items]
Less: accretion	252	241
Net deferred asset	$ (881)	$ (1,133)	$ (1,374)